Other income, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Other income, net
Government grants	¥ 998		¥ 666	¥ 555
Amortization of restructuring reserve	(97)	$ (14)	(264)	(264)
Exchange differences	(514)		(1,950)	(1,679)
Others	3,217		1,252	2,104
Total	7,439	$ 1,051	221	4,160
Profit Share Payments
Other income, net
Fees	¥ 3,835		¥ 517	¥ 3,444